Research and Development Expenses (Details) - Schedule of Research and Development Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Research and Development Expenses [Abstract]
Salary and related expenses	$ 4,429	$ 3,458	$ 1,543
Materials and related expenses	$ 1,365	$ 1,082	$ 204
Share based payment (in Shares)	663	2,392	1,792
Subcontractors	$ 304	$ 850	$ 496
Depreciation	291	188	94
IIA participation			(106)
Other	268	213	47
Total	$ 7,320	$ 8,183	$ 4,070